Share-based compensation (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014 Y
Share-based Compensation 1	95,500,000
Share-based Compensation 2	2,500,000
Share-based Compensation 3	962,500
Share-based Compensation 4	10.00%
Share-based Compensation 5	110.00%
Share-based Compensation 6	10.00%
Share-based Compensation 7	12,500,000
Share-based Compensation 8	4,625,000
Share-based Compensation 9	50,000
Share-based Compensation 10	2,287,500
Share-based Compensation 11	32,876
Share-based Compensation 12	511,125
Share-based Compensation 13	7,359,399
Share-based Compensation 14	$ 0.0116
Share-based Compensation 15	$ 0.0156
Share-based Compensation 16	0.0162
Share-based Compensation 17	0.0218
Share-based Compensation 18	84,156
Share-based Compensation 19	7,423,624
Share-based Compensation 20	$ 0.0257
Share-based Compensation 21	210,300
Share-based Compensation 22	100.00%
Share-based Compensation 23	25.00%
Share-based Compensation 24	25.00%
Share-based Compensation 25	40,688
Share-based Compensation 26	$ 0.0195
Share-based Compensation 27	$ 40,688
Share-based Compensation 28	3.6
Share-based Compensation 29	$ 0.0195